PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION
19.	PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION

The employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company accrue these benefits based on certain percentages of the employees' salaries. The total provision for such employee benefit was $3,143,592, $4,050,629 and $3,635,872 for the years ended December 31, 2009, 2010 and 2011, respectively.

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises and local enterprises, the Company's subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the boards of directors of the relevant subsidiaries.

For foreign enterprises, these reserve funds include (i) a statutory surplus reserve fund and (ii) a general surplus reserve fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC accounting standards and regulation at each year-end); the other fund appropriations are at the Company's discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and bonus and are not distributable as cash dividends.

As of December 31, 2010 and 2011, the total statutory reserve amounted to $9,392,790 and $10,341,491, respectively.